Consolidated Statements of Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cost of product	$ 364,285,000	[1],[2]	$ 336,079,000	[1],[2]	$ 327,371,000	[1],[2]
Operation and maintenance	168,657,000	[1],[2]	140,106,000	[1],[2]	126,464,000	[1],[2]
General and administrative	33,464,000	[1],[2]	99,728,000	[1],[2]	40,564,000	[1],[2]
Interest expense	51,797,000	[2],[3]	42,060,000	[2],[3]	30,345,000	[2],[3]
Affiliated Entity [Member]
Cost of product	129,045,000	[4]	145,250,000	[4]	83,722,000	[4]
Operation and maintenance	56,435,000	[5]	51,237,000	[5]	51,339,000	[5]
General and administrative	24,235,000	[6]	92,887,000	[6]	33,305,000	[6]
Interest expense	$ 0	[7]	$ 2,766,000	[7]	$ 4,935,000	[7]

[1]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $129.0 million, $145.3 million and $83.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Operation and maintenance includes charges from Anadarko of $56.4 million, $51.2 million and $51.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. General and administrative includes charges from Anadarko of $24.2 million, $92.9 million and $33.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 5.
[2]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[3]	Includes affiliate (as defined in Note 1) interest expense of zero, $2.8 million and $4.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 11.
[4]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	Represents expenses incurred on and subsequent to the date of the acquisition of WES assets, as well as expenses incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.
[6]	Represents general and administrative expense incurred on and subsequent to the date of WES’s acquisition of WES assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of WES assets by WES. These amounts include equity-based compensation expense allocated to WES by Anadarko (see Note 6) and amounts charged by Anadarko under the WGP omnibus agreement.
[7]	For the year ended December 31, 2012, includes interest expense recognized on the WES note payable to Anadarko (see Note 11) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. WES repaid the WES note payable to Anadarko in June 2012, and repaid the reimbursement payable to Anadarko related to the construction of the Brasada facility and Lancaster plant in the fourth quarter of 2012.